SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described in Note 2 and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 21, 2021, the Company and SPAC Sub, entered into a business combination agreement (the “Business Combination Agreement”) with Holdings, EVgo HoldCo, LLC, a Delaware limited liability company and wholly-owned subsidiary of Holdings (the “HoldCo”) and EVGO OPCO, LLC, a Delaware limited liability company and wholly-owned subsidiary of Holdings (“OpCo” and, together with Holdings and HoldCo, the “EVgo Parties”). The transactions contemplated by the Business Combination Agreement are collectively referred to herein as the “business combination.”

Pursuant to the Business Combination Agreement, at the closing of the business combination (the “Closing”) on the date the transactions are consummated (the “Closing Date”):

(i)
The Company will contribute all of its assets to SPAC Sub, including but not limited to (1) an amount of funds equal to (A) funds held in the Trust Account, plus (B) net cash proceeds from the PIPE (as defined below), plus (C) any cash held by the Company in any working capital or similar account, less any transaction expenses of the Company and the EVgo Parties; and (2) a number of newly issued shares of Class B common stock, par value $0.0001 per share (the “Class B common stock” and, together with the Class A common stock, “common stock”) of the Company equal to the number of units of OpCo (“OpCo Units”) to be issued to Holdings (the “Holdings OpCo Units”) under the Business Combination Agreement, which will be equal to the quotient obtained by dividing (x) $1,958,000,000 by (y) $10.00 (such shares, the “Holdings Class B Shares” and such transaction, the “SPAC Contribution”);

(ii)
immediately following the SPAC Contribution, Holdings will contribute to OpCo all of the issued and outstanding limited liability company interests of the Company and, in connection therewith, (1) OpCo will be recapitalized as set forth in the OpCo A&R LLC Agreement (as defined in the Business Combination Agreement), and (2) OpCo will issue to Holdings the Holdings OpCo Units (such transactions, the “Holdings Contribution”);

(iii)
immediately following the Holdings Contribution, SPAC Sub will transfer to Holdings the Holdings Class B Shares and the right to enter into the Tax Receivable Agreement (as defined in the Business Combination Agreement) (such transactions, the “SPAC Sub Transfer”); and

(iv)
immediately following the SPAC Sub Transfer, SPAC Sub will contribute to OpCo all of its remaining assets in exchange for the issuance by OpCo to SPAC Sub of the number of OpCo Units equal to the number of shares of Class A common stock issued and outstanding after giving effect to the business combination and the PIPE (the “Issued OpCo Units”) (the “SPAC Sub Contribution”).

The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Business Combination Agreement.

In connection with the execution of the Business Combination Agreement, on January 21, 2021, the Company entered into separate subscription agreements (the “Subscription Agreements”) with a number of investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, and the Company has agreed to sell to the PIPE Investors, an aggregate of 40,000,000 shares of Class A common stock (the “PIPE Shares”), for a purchase price of $10.00 per share, or an aggregate purchase price of $400.0 million, in a private placement (the “PIPE”).

Each Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and the applicable PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the proposed business combination. The purpose of the PIPE is to raise additional capital for use by HoldCo and its subsidiaries following the closing or the proposed business combination.

Pursuant to the Subscription Agreements, the Company agreed that, within 30 calendar days after the Closing Date (the “Filing Deadline”), the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and the Company will use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 90th calendar day if the SEC notifies the Company that it will “review” the PIPE Resale Registration Statement) following the Filing Deadline and (ii) the 5th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the PIPE Resale Registration Statement will not be “reviewed” or will not be subject to further review.

EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 20, 2021 which is the date the condensed consolidated financial statements were available to be issued and identified the below events requiring disclosure.

NOTE 15 — SUBSEQUENT EVENTS

Subsequent events have been evaluated through April 5, 2021 which is the date the consolidated financial statements were available to be issued and identified the below events requiring disclosure.

On January 5, 2021 the Company remitted a final settlement payment to EVC and has no outstanding liability under the EVC Platform Agreement.

During fiscal 2021 the Company received approximately $17.0 million in additional borrowings from EVgo Holdings under the existing borrowing agreement (see Note 8).

On January 21, 2021, EVgo Services and Climate Change Crisis Real Impact I Acquisition Corporation (“CRIS”) entered into a business combination agreement that would result in the Company becoming a publicly listed company. The combined company will be named EVgo Inc. Completion of the proposed transaction is subject to customary closing conditions, including the approval of the stockholders of CRIS. Pursuant to the Business Combination Agreement, prior to the closing of the business combination the related party note payable will be fully converted to equity and EVgo Services will have no further liability or obligations under the note from that time.